Summary of Significant Accounting Policies - Summary of Depreciation Method of Property and Equipment (Details)	12 Months Ended
Mar. 31, 2019
Furniture, Fixtures and Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method of property plant and equipment	Declining balance
Estimated Useful lives of property plant and equipment	20%
Computer Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method of property plant and equipment	Declining balance
Estimated Useful lives of property plant and equipment	30%
Leasehold Improvements
Disclosure Of Property Plant And Equipment [Line Items]
Depreciation method of property plant and equipment	Straight line
Estimated Useful lives of property plant and equipment	Over the term of the lease